Consolidated Statements of Changes in Mezzanine Equity and Stockholders’ Equity (Unaudited) - USD ($) $ in Thousands	Registered Direct Offering Series 7 Preferred Stock Previously Reported Preferred Stock	Registered Direct Offering Series 8 Preferred Stock Previously Reported Preferred Stock	Registered Direct Offering Series 4 Convertible Preferred Stock Previously Reported Preferred Stock	Registered Direct Offering Series 5 Convertible Preferred Stock Previously Reported Preferred Stock	Registered Direct Offering Previously Reported Common Stock	Registered Direct Offering Previously Reported Additional Paid-In Capital	Registered Direct Offering Previously Reported Treasury Stock	Registered Direct Offering Previously Reported Accumulated Other Comprehensive Income (Loss)	Registered Direct Offering Previously Reported Accumulated Deficit	Registered Direct Offering Previously Reported Non- Controlling Interest	Registered Direct Offering Previously Reported	Game Your Game Series 7 Preferred Stock Previously Reported Preferred Stock	Game Your Game Series 4 Convertible Preferred Stock Previously Reported Preferred Stock	Game Your Game Series 5 Convertible Preferred Stock Previously Reported Preferred Stock	Game Your Game Previously Reported Common Stock	Game Your Game Previously Reported Additional Paid-In Capital	Game Your Game Previously Reported Treasury Stock	Game Your Game Previously Reported Accumulated Other Comprehensive Income (Loss)	Game Your Game Previously Reported Accumulated Deficit	Game Your Game Previously Reported Non- Controlling Interest	Game Your Game Previously Reported	Visualix Series 7 Preferred Stock Previously Reported Preferred Stock	Visualix Series 4 Convertible Preferred Stock Previously Reported Preferred Stock	Visualix Series 5 Convertible Preferred Stock Previously Reported Preferred Stock	Visualix Previously Reported Common Stock	Visualix Previously Reported Additional Paid-In Capital	Visualix Previously Reported Treasury Stock	Visualix Previously Reported Accumulated Other Comprehensive Income (Loss)	Visualix Previously Reported Accumulated Deficit	Visualix Previously Reported Non- Controlling Interest	Visualix Previously Reported	Series 7 Preferred Stock Previously Reported Preferred Stock	Series 7 Preferred Stock Preferred Stock	Series 8 Preferred Stock Previously Reported Preferred Stock	Series 8 Preferred Stock Preferred Stock	Series4 Convertible Preferred Stock Previously Reported Preferred Stock	Series 4 Convertible Preferred Stock Previously Reported Preferred Stock	Series 4 Convertible Preferred Stock Preferred Stock	Series 8 Preferred Stock Previously Reported Common Stock	Series 8 Preferred Stock Previously Reported Additional Paid-In Capital	Series 8 Preferred Stock Previously Reported Treasury Stock	Series 8 Preferred Stock Previously Reported Accumulated Other Comprehensive Income (Loss)	Series 8 Preferred Stock Previously Reported Accumulated Deficit	Series 8 Preferred Stock Previously Reported Non- Controlling Interest	Series 8 Preferred Stock Previously Reported	Series 8 Preferred Stock Additional Paid-In Capital	Series 8 Preferred Stock	Series 7 Preferred Stock Previously Reported Common Stock	Series 7 Preferred Stock Previously Reported Additional Paid-In Capital	Series 7 Preferred Stock Previously Reported Treasury Stock	Series 7 Preferred Stock Previously Reported Accumulated Other Comprehensive Income (Loss)	Series 7 Preferred Stock Previously Reported Accumulated Deficit	Series 7 Preferred Stock Previously Reported Non- Controlling Interest	Series 7 Preferred Stock Previously Reported	Series 7 Preferred Stock Additional Paid-In Capital	Series 7 Preferred Stock	Series 5 Convertible Preferred Stock Previously Reported Preferred Stock	Series 5 Convertible Preferred Stock Preferred Stock	Preferred Shares Previously Reported Additional Paid-In Capital	Preferred Shares Previously Reported	Public Offering Common Stock	Public Offering Additional Paid-In Capital	Public Offering Treasury Stock	Public Offering Accumulated Other Comprehensive Income (Loss)	Public Offering Accumulated Deficit	Public Offering Non- Controlling Interest	Public Offering	Previously Reported Common Stock	Previously Reported Additional Paid-In Capital	Previously Reported Treasury Stock	Previously Reported Accumulated Other Comprehensive Income (Loss)	Previously Reported Accumulated Deficit	Previously Reported Non- Controlling Interest	Previously Reported	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Non- Controlling Interest	Total
Balance beginning at Dec. 31, 2020																																																																				$ 1	$ 225,665	$ (695)	$ 660	$ (180,992)	$ 41	$ 44,680
Balance beginning (in Shares) at Dec. 31, 2020																																					1																				126											779,964		(1)
Stock options and restricted stock awards granted to employees and consultants for services																																																																					10,880					10,880
Common shares issued for extinguishment of debt																																																																					2,500					2,500
Common shares issued for extinguishment of debt (in Shares)																																																																				23,615
Common shares issued for cashless stock options exercised
Common shares issued for cashless stock options exercised (in Shares)																																																																				73													277,000
Common shares issued for net proceeds from warrants exercised																																																																					3,779					3,779
Common shares issued for net proceeds from warrants exercised (in Shares)																																																																				420,071
Common shares issued for registered direct offering						$ 74,074					$ 74,074																					$ 46,034
Common shares issued for registered direct offering (in Shares)					210,668																											58,750
Series 7 Preferred Stock converted to common stock																																$ (9,500)																																					9,500					9,500
Series 7 Preferred Stock converted to common stock (in Shares)																																(9,500)																																				101,334
Cumulative translation adjustment																																																																							(616)	(162)	150	(628)
Net income (loss)																																																																								(69,155)	(975)	(70,130)
Balance at ending at Dec. 31, 2021																																$ 44,695	$ 44,695																																			$ 2	332,761	$ (695)	44	(250,309)	1,688	83,491	$ 2	$ 332,761	$ (695)	$ 44	$ (250,309)	$ 1,688	$ 83,491
Balance at ending (in Shares) at Dec. 31, 2021																																49,250	49,250			1	1	1																			126	126										1,730,140		(1)					1,730,140		(1)
Accrete Discount – Preferred Shares																																$ 8,161																											$ (8,161)	$ (8,161)
Restricted stock grants forfeited
Restricted stock grants forfeited (in Shares)																																																																				(6,538)
Common shares issued for CXApp earnout																$ 1,403				$ 2,472	$ 3,875					$ 429					$ 429																																					$ 1	9,999					10,000
Common shares issued for CXApp earnout (in Shares)															15,722										4,928																																											117,995
Common shares issued for restricted stock grants
Common shares issued for restricted stock grants (in Shares)																																																																				62,308
Taxes paid on stock based compensation																																																																					(1,858)					(1,858)
Preferred shares issued in public offering																																																																					4,551					4,551
Stock options and restricted stock awards granted to employees and consultants for services																																																																												1,533					1,533
Common shares issued for extinguishment of debt																																																																												1,500					$ 1,500
Common shares issued for extinguishment of debt (in Shares)																																																																											57,472						57,472
Common shares issued for registered direct offering																																			$ 41,577											$ 5,329	$ 5,329
Common shares issued for registered direct offering (in Shares)																																			53,198
Cumulative translation adjustment																																																																														(102)	(15)	15	$ (102)
Net income (loss)																																																																															(11,211)	(346)	(11,557)
Balance at ending at Mar. 31, 2022																																			$ 43,173																																								$ 2	338,333	$ (695)	(58)	(261,535)	1,357	77,404
Balance at ending (in Shares) at Mar. 31, 2022																																			53,198			1																				126																	2,103,949		(1)
Accrete Discount – Preferred Shares																																	4,555		$ 548											$ (548)	$ (548)								$ (4,555)	$ (4,555)
Deemed dividend for the modification related to Series 8 Preferred Stock																																			2,627																																									(2,627)					(2,627)
Deemed contribution for the modification related to warrants issued in connection with Series 8 Preferred Stock																																			(1,469)																																									1,469					1,469
Amortization premium – modification related to Series 8 Preferred Stock																																			(110)																																									110					110
Series 7 Preferred Stock redeemed for cash																																	$ (49,250)
Series 7 Preferred Stock redeemed for cash (in Shares)																																	(49,250)
Restricted stock grants withheld for taxes																																																																												(336)					(336)
Restricted stock grants withheld for taxes (in Shares)																																																																											(12,802)
Common shares issued for CXApp earnout																																																																												3,697					3,697
Common shares issued for CXApp earnout (in Shares)																																																																											144,986
Common shares issued for exchange of warrants
Common shares issued for exchange of warrants (in Shares)																																																																											184,153
Balance beginning at Dec. 31, 2021																																$ 44,695	$ 44,695																																			$ 2	332,761	$ (695)	44	(250,309)	1,688	83,491	$ 2	332,761	$ (695)	44	(250,309)	1,688	$ 83,491
Balance beginning (in Shares) at Dec. 31, 2021																																49,250	49,250			1	1	1																			126	126										1,730,140		(1)					1,730,140		(1)
Stock options and restricted stock awards granted to employees and consultants for services																																																																					3,656					3,656
Common shares issued for extinguishment of debt																																																																					3,650					3,650
Common shares issued for extinguishment of debt (in Shares)																																																																				287,802
Common shares issued for cashless stock options exercised (in Shares)
Common shares issued for registered direct offering					$ 1	$ 14,087					$ 14,088																							$ 41,577						$ 5,329					$ 5,329
Common shares issued for registered direct offering (in Shares)					253,112																													53,198
Cumulative translation adjustment																																																																							1,017	(36)	38	1,019
Net income (loss)																																																																								(63,394)	(2,910)	(66,304)
Balance at ending at Dec. 31, 2022																																																																				$ 4	346,668	$ (695)	1,061	(313,739)	(1,184)	32,115	$ 4	346,668	$ (695)	1,061	(313,739)	(1,184)	$ 32,115
Balance at ending (in Shares) at Dec. 31, 2022																																				1		1																				126										3,570,894		(1)					3,570,894		(1)
Accrete Discount – Preferred Shares																																4,555		13,090						(13,090)					(13,090)				$ (4,555)					$ (4,555)
Deemed dividend for the modification related to Series 8 Preferred Stock																																		2,627																																			(2,627)					(2,627)
Deemed contribution for the modification related to warrants issued in connection with Series 8 Preferred Stock																																		(1,469)																																			1,469					1,469
Amortization premium – modification related to Series 8 Preferred Stock																																		(2,627)																																			2,627					2,627
Series 7 Preferred Stock redeemed for cash																																$ (49,250)
Series 7 Preferred Stock redeemed for cash (in Shares)																																(49,250)
Series 8 Preferred Stock redeemed for cash																																		$ (53,198)
Series 8 Preferred Stock redeemed for cash (in Shares)																																		(53,198)
Restricted stock grants withheld for taxes																																																																					(336)					(336)
Restricted stock grants withheld for taxes (in Shares)																																																																				(12,802)
Common shares issued for CXApp earnout																																																																					3,697					3,697
Common shares issued for CXApp earnout (in Shares)																																																																				144,986
Common shares issued for exchange of warrants (in Shares)																																																																				184,153
Common shares issued for net proceeds from warrants																																																																				$ 1						1
Common shares issued for net proceeds from warrants (in Shares)																																																																				930,990
Common shares issued for share rights
Common shares issued for share rights (in Shares)																																																																				52,513
Stock options and restricted stock awards granted to employees and consultants for services																																																																												329					329
Deconsolidation of CXApp business as result of spin off																																																																												(24,230)					(24,230)
Common shares issued for extinguishment of debt																																																																											$ 1	1,425					$ 1,426
Common shares issued for extinguishment of debt (in Shares)																																																																											1,547,234						1,547,234
Common shares issued for net proceeds from warrants exercised																																																																											$ 1						$ 1
Common shares issued for net proceeds from warrants exercised (in Shares)																																																																											1,380,000
Common shares issued for registered direct offering																																																													$ 10	$ 14,956					$ 14,966
Common shares issued for registered direct offering (in Shares)																																																													9,655,207
Cumulative translation adjustment																																																																														(1,259)	26	(17)	(1,250)
Net income (loss)																																																																															(16,873)	(305)	(17,178)
Balance at ending at Mar. 31, 2023																																																																											$ 16	339,148	$ (695)	(198)	(330,586)	(1,506)	6,179
Balance at ending (in Shares) at Mar. 31, 2023																																						1																				126																	16,478,253		(1)
Common shares issued for exchange of warrants
Common shares issued for exchange of warrants (in Shares)																																																																											324,918